MAIN SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.8%
	EQUITY - 98.2%
2,275,000	ARK Genomic Revolution ETF(a),(b)	$ 64,701,000
2,769,435	Communication Services Select Sector SPDR Fund(c)	210,144,728
545,210	Health Care Select Sector SPDR Fund	76,536,580
455,000	Invesco QQQ Trust Series 1	189,721,350
555,750	iShares Biotechnology ETF(b)	74,681,685
692,250	iShares Core S&P Small-Cap ETF	71,994,000
175,725	iShares Expanded Tech-Software Sector ETF(b)	73,871,275
2,834,000	iShares S&P Mid-Cap 400 Growth ETF(c)	223,602,600
2,437,500	SPDR S&P Regional Banking ETF(b)	121,143,750
839,250	Technology Select Sector SPDR Fund(c)	165,902,940
48,750	VanEck Oil Services ETF(b)	14,260,350
661,980	VanEck Semiconductor ETF(b)	123,042,222
691,755	Vanguard Energy ETF	80,492,612
		1,490,095,092
	FIXED INCOME - 0.6%
100,975	SPDR Bloomberg 1-3 Month T-Bill ETF(b)	9,267,486

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,226,436,184)	1,499,362,578

	SHORT-TERM INVESTMENTS — 21.0%
	COLLATERAL FOR SECURITIES LOANED - 21.0%
318,668,153	Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.26% (Cost $318,668,153)(d),(e)	$ 318,668,153

	TOTAL INVESTMENTS – 119.8% (Cost $1,545,104,337)	$ 1,818,030,731
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $1,649,952)	(1,033,680)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (19.7)%	(299,059,761)
	NET ASSETS - 100.0%	$ 1,517,937,290

MAIN SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Contracts(f)
	WRITTEN EQUITY OPTIONS - (0.1)%	Expiration Date	Exercise Price	Notional Value	Fair Value
CALL OPTIONS WRITTEN- (0.1)%
472	VanEck Oil Services ETF	06/21/2024	$ 300	$ 13,806,944	$ 1,033,680
TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,649,952)

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2024 was $301,212,361.
(c)	All or a portion of the security is held as collateral for written options. As of January 31, 2024, the fair value of the securities held as collateral was $139,523,100.
(d)	Rate disclosed is the seven day effective yield as of January 31, 2024.
(e)	Security was purchased with cash received as collateral for securities on loan at January 31, 2024. Total collateral had a value of $318,668,153 at January 31, 2024.
(f)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 99.7%
579,840	ARK Fintech Innovation ETF(a),(b)	$ 14,809,114
380,160	ARK Genomic Revolution ETF(a),(b)	10,811,750
910,080	Bitwise Crypto Industry Innovators ETF(b),(e)	8,117,914
230,330	Defiance Quantum ETF(b),(e)	12,617,477
153,600	First Trust Cloud Computing ETF(a),(b)	13,782,528
272,640	First Trust Nasdaq Artificial Intelligence and Robotics ETF(b)	11,873,472
402,940	Global X Artificial Intelligence & Technology ETF(b)	12,599,934
253,440	Proshares Online Retail ETF(a),(e)	8,297,626
360,960	Renaissance IPO ETF(a),(b),(e)	12,290,219
222,720	VanEck Video Gaming and eSports ETF(e)	12,710,630
	TOTAL EXCHANGE-TRADED FUNDS (Cost $127,233,910)	117,910,664

	SHORT-TERM INVESTMENTS — 25.5%
	COLLATERAL FOR SECURITIES LOANED - 25.5%
30,158,899	Fidelity Investments Monet Market Government Portfolio, Institutional Class, 5.26% (Cost $30,158,899)(c),(d)	30,158,899

	TOTAL INVESTMENTS - 125.2% (Cost $157,392,809)	$ 148,069,563
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.2)%	(29,804,279)
	NET ASSETS - 100.0%	$ 118,265,284

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2024 was $28,760,191.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2024.
(d)	Security was purchased with cash received as collateral for securities on loan at January 31, 2024. Total collateral had a value of $30,158,889 at January 31, 2024.
(e)	Affiliated Company – Main Thematic Innovation ETF holds in excess of 5% of the outstanding voting securities of this security.

MAIN INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 99.6%
292,410	ARK Israel Innovative Technology ETF(a),(b),(c)	$ 5,700,358
302,670	Franklin FTSE Brazil ETF	5,987,872
164,115	Franklin FTSE Canada ETF(b)	5,404,307
364,180	Franklin FTSE China ETF(c)	5,280,610
123,120	Franklin FTSE Germany ETF(c)	2,792,731
169,290	Franklin FTSE India ETF	6,040,267
613,045	Franklin FTSE Japan ETF	17,661,825
263,535	Franklin FTSE Mexico ETF(b),(c)	8,593,455
336,190	Franklin FTSE South Korea ETF	6,949,047
189,810	Franklin FTSE Taiwan ETF	7,598,189
84,645	The India Internet & Ecommerce ETF(c)	1,191,802
202,635	iShares MSCI France ETF	7,856,159
228,310	iShares MSCI Germany ETF(b)	6,636,972
333,450	iShares MSCI Hong Kong ETF(b)	5,228,496
51,300	iShares MSCI India Small-Cap ETF(b)	3,766,446
61,560	iShares MSCI Japan Small-Cap ETF	4,398,308
171,890	iShares MSCI Poland ETF(b)	3,764,391
166,740	iShares MSCI Sweden ETF	6,226,072
	TOTAL EXCHANGE-TRADED FUNDS (Cost $105,214,987)	111,077,307

	SHORT-TERM INVESTMENTS — 12.6%
	COLLATERAL FOR SECURITIES LOANED - 12.6%
14,039,948	Fidelity Investments Monet Market Government Portfolio, Institutional Class, 5.26% (Cost $14,039,948)(d),(e)	14,039,948

	TOTAL INVESTMENTS - 112.2% (Cost $119,254,935)	$ 125,117,255
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.2)%	(13,598,551)
	NET ASSETS - 100.0%	$ 111,518,704

ETF	- Exchange-Traded Fund
FTSE	- Financial Times Stock Exchange
MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2024 was $13,751,002.
(c)	Affiliated Company – Main International ETF holds in excess of 5% of outstanding voting securities of this security.
(d)	Rate disclosed is the seven day effective yield as of January 31, 2024.
(e)	Security was purchased with cash received as collateral for securities on loan at January 31, 2024. Total collateral had a value of $14,039,948 at January 31, 2024.